Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation Abstract
Loss for the year, continuing and discontinued operations	£ (15,030)	£ (16,064)	£ (20,162)
Income tax credit - continuing operations	(2,032)	(1,265)	(2,227)
Income tax credit - discontinuing operations			(6,933)
Loss before tax	(17,062)	(17,329)	(29,322)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2017: 19.25%, 2016: 20.25%)	(3,241)	(3,336)	(5,864)
Expenses not deductible for tax purposes	2,492	412	1,022
Adjustment in respect of prior period	(129)		(435)
Additional deduction for R&D expenditure			4
Surrender of tax losses for R&D tax refund	(1,955)	(1,196)	(1,503)
Reversal of deferred tax on impairment			(3,421)
Unrelieved tax losses and other deductions arising in the period	(220)	(156)	(166)
Foreign exchange differences	(26)	(84)	712
Deferred tax not recognised	1,047	3,095	491
Tax credit related to discontinued operations			(6,933)
Total tax credited to the income statement	£ (2,032)	£ (1,265)	£ (2,227)